Lease Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of Range [Member]
Disclosure Of Lease Liabilities [Line Items]
Discount rate	2.70%
Top of Range [Member]
Disclosure Of Lease Liabilities [Line Items]
Discount rate	5.70%